Basis of Presentation and Organization (Details 1) (USD $)	9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Change in Accounting Estimate [Line Items]
Revenue	$ 4,163,149	$ 3,673,405	$ 5,305,130	$ 4,171,622
Cost of revenue	2,186,879	2,196,874	3,001,573	2,715,227
Gross profit	1,976,270	1,476,531	2,303,557	1,456,395
Operating Expenses
Compensation expenses	639,415	500,169	730,268	806,711
Research and development expense	296,656	358,207	472,229	199,144
Bad debt expenses	542,890	114,956	393,774	78,038
Occupancy expenses	186,110	182,691	254,132	221,000
Depreciation expense	49,864	53,620	75,844	36,402
General and administration expenses	1,125,521	276,757	251,220	226,936
Total operating expenses	2,840,456	1,486,400	2,177,467	1,568,231
(loss) Income from operations	(864,186)	(9,869)	126,090	(111,836)
Other Income (Expense)
Interest income	80,629	82,818	114,309	109,899
Research and development grant	404,585	356,404	526,962	302,876
Other (expense) income	(7,628)	(11,288)	(182,566)	(14,797)
Finance costs	(281)	(140)	(16,797)	(28,555)
Total other income	477,305	427,794	441,908	369,423
(Loss) income from operations before income taxes	(386,881)	417,925	567,998	257,587
Income tax expense	203,186	240,428	305,246	179,647
Net (loss) income	(891,347)	177,497	262,752	77,940
Other comprehensive income	72,563	200,488	(826,704)	(253,280)
Comprehensive (loss) income	(818,784)	377,985	(563,952)	(175,340)
Net income (loss) per share:
Basic			$ 0.049	$ 0.015
Diluted			$ 0.049	$ 0.015
Reported [Member]
Change in Accounting Estimate [Line Items]
Revenue			6,098,374	4,171,622
Cost of revenue			3,700,918	2,622,383
Gross profit			2,397,456	1,549,239
Operating Expenses
Compensation expenses			859,754	807,671
Research and development expense			472,229	199,144
Bad debt expenses			393,774	78,038
Occupancy expenses			276,615	254,145
Depreciation expense			169,743	129,246
General and administration expenses			99,251	207,629
Total operating expenses			2,271,366	1,675,873
(loss) Income from operations			126,090	(126,634)
Other Income (Expense)
Interest income			114,309	109,899
Research and development grant			526,962	302,876
Other (expense) income			(182,566)
Finance costs			(16,797)	(28,555)
Total other income			441,908	384,220
(Loss) income from operations before income taxes			567,998	257,586
Income tax expense			579,844
Net (loss) income			(11,846)	257,586
Other comprehensive income			(807,855)	(253,444)
Comprehensive (loss) income			(819,701)	4,142
Net income (loss) per share:
Basic			$ (0.002)	$ 0.049
Diluted			$ (0.002)	$ 0.049
Adjustments [Member]
Change in Accounting Estimate [Line Items]
Revenue			(793,244)
Cost of revenue			(699,345)	92,844
Gross profit			(93,899)	(92,844)
Operating Expenses
Compensation expenses			(129,486)	(960)
Research and development expense
Bad debt expenses
Occupancy expenses			(22,483)	(33,145)
Depreciation expense			(93,899)	(92,844)
General and administration expenses			151,969	19,307
Total operating expenses			(93,899)	(107,642)
(loss) Income from operations				14,798
Other Income (Expense)
Interest income
Research and development grant
Other (expense) income				(14,797)
Finance costs
Total other income				(14,797)
(Loss) income from operations before income taxes				1
Income tax expense			(274,598)	179,647
Net (loss) income			274,598	(179,646)
Other comprehensive income			(18,849)	164
Comprehensive (loss) income			$ 255,749	$ (179,482)
Net income (loss) per share:
Basic			$ 0.052	$ (0.034)
Diluted			$ 0.052	$ (0.034)